RELATED PARTY TRANSACTIONS (Details)														1 Months Ended				11 Months Ended	12 Months Ended
	Oct. 06, 2016 USD ($)	Nov. 20, 2015 USD ($)	Jul. 31, 2015 USD ($) day $ / shares	Jul. 30, 2015 USD ($) $ / shares	Jul. 29, 2015 USD ($)	Apr. 30, 2015 USD ($)	Oct. 10, 2014 USD ($)	May 15, 2014 USD ($)	May 06, 2014 USD ($)	Jun. 22, 2013 facility	Jul. 02, 2012 USD ($) $ / shares	Jun. 22, 2010 USD ($)	Apr. 09, 2010 USD ($) bed	Jan. 31, 2017 USD ($)	Oct. 31, 2015	Apr. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Mar. 31, 2017	Jan. 17, 2017	Jun. 30, 2015 USD ($)	Jun. 02, 2015 $ / shares	May 05, 2015	Apr. 13, 2015 $ / shares	Feb. 04, 2015	Mar. 28, 2014	Mar. 27, 2014	Mar. 03, 2014 USD ($) $ / shares	Mar. 01, 2014 USD ($)	Dec. 31, 2012 $ / shares
Related Party Transaction [Line Items]
Loss on legal settlement																$ 600,000
Fixed interest rate (as a percent)																						18.00%
Principal amount of the debt instrument																						$ 6,400,000
Repayment of debt	$ 2,400,000					$ 6,500,000
Shares issued, price (in dollars per share) | $ / shares																							$ 25.50		$ 25.75
Convertible debt issued in 2012
Related Party Transaction [Line Items]
Proceeds from issuance of debt																			$ 7,500,000
Fixed interest rate (as a percent)			10.00%	10.00%							8.00%
Conversion price (in dollars per share) | $ / shares			$ 4.25	$ 4.25							$ 3.97								$ 3.97												$ 4.17
Debt Instrument, Convertible, Threshold Trading Days | day			60
Debt Instrument, Convertible, Threshold Consecutive Trading Days			10 days
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			150.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger Possible Redemption			115.00%
Principal amount of the debt instrument			$ 1,500,000	$ 1,500,000							$ 6,400,000
Periodic payment of principal					$ 4,800,000
Notes Payable, Related Parties, Current																			$ 1,500,000
Convertible debt issued in 2014
Related Party Transaction [Line Items]
Fixed interest rate (as a percent)																											10.00%
Variable Interest Entity, Not Primary Beneficiary
Related Party Transaction [Line Items]
Notes payable																			95,000
Riverchase Village Facility
Related Party Transaction [Line Items]
Real estate tax expense								$ 92,323
Riverchase Village ADK LLC | First Mortgage Healthcare Facility Revenue Bonds Series 2010 A
Related Party Transaction [Line Items]
Proceeds from issuance of debt													$ 6,300,000
Riverchase Village ADK LLC | Riverchase Village Facility
Related Party Transaction [Line Items]
Capacity of assisted living facility (in numbers of bed) | facility										105
Christopher Brogdon, the Company's Vice Chairman
Related Party Transaction [Line Items]
Notes Payable, Related Parties, Noncurrent																			268,663
Noncontrolling ownership percentage													5.00%
Christopher Brogdon, the Company's Vice Chairman | Management Agreement Termination
Related Party Transaction [Line Items]
Notes payable								$ 615,986																					$ 523,663	$ 523,663
Christopher Brogdon, the Company's Vice Chairman | Letter Agreement Second Amendment
Related Party Transaction [Line Items]
Amount of tax payment							$ 92,323
Consulting fee payable, as per the amended agreement							255,000
Christopher Brogdon, the Company's Vice Chairman | Consulting Agreement
Related Party Transaction [Line Items]
Consulting Agreement, consulting fee, upfront payment									$ 100,000
Consulting Agreement, consulting fee, monthly payment									15,000
Christopher Brogdon, the Company's Vice Chairman | Consulting Agreement Amendment
Related Party Transaction [Line Items]
Notes payable																			268,663
Consulting Agreement, aggregate consulting fee									400,000
Consulting Agreement, success fee, per completed acquisition									25,000
Consulting Agreement, change in control fee									$ 500,000
Consulting fee payable																			255,000
Loss on legal settlement																			$ 600,000
Christopher Brogdon, the Company's Vice Chairman | Variable Interest Entity, Not Primary Beneficiary
Related Party Transaction [Line Items]
Ownership percentage																			5.00%
Christopher Brogdon, the Company's Vice Chairman | Riverchase Village Facility
Related Party Transaction [Line Items]
Ownership percentage										5.00%
Christopher Brogdon, the Company's Vice Chairman | Riverchase Village ADK LLC | Riverchase Village Facility | Management Agreement Termination
Related Party Transaction [Line Items]
Exercise price (usd per share) | $ / shares																													$ 1.00
Wholly Owned Subsidiary | Riverchase Village ADK LLC
Related Party Transaction [Line Items]
Management agreement period												5 years
Christopher Brogdon | Roswell, Georgia
Related Party Transaction [Line Items]
Long-term debt																			$ 15,300,000
Anthony Cantone and Cantone Asset Management LLC
Related Party Transaction [Line Items]
Consulting Agreement, aggregate consulting fee											37,500
Principal amount of the debt instrument			$ 1,500,000
Repayment of debt				$ 4,800,000
Noncontrolling ownership percentage																								5.00%
Anthony Cantone and Cantone Asset Management LLC | Minimum
Related Party Transaction [Line Items]
Consulting Agreement, aggregate consulting fee											15,000
Anthony Cantone and Cantone Asset Management LLC | Maximum
Related Party Transaction [Line Items]
Consulting Agreement, aggregate consulting fee											$ 50,000
Park City Capital Offshore Master, Ltd | Convertible Notes Payable | Convertible debt issued in 2014
Related Party Transaction [Line Items]
Noncontrolling ownership percentage																				5.00%								5.00%
Park City Capital Offshore Master, Ltd | Convertible Notes Payable | Convertible note issued in 2015
Related Party Transaction [Line Items]
Principal amount of the debt instrument																	$ 1,000,000
Noncontrolling ownership percentage																	5.00%
Allan J. Rimland
Related Party Transaction [Line Items]
Amounts of transaction																	$ 20,000
Thomas W. Knaup
Related Party Transaction [Line Items]
Warrant period																		5 years
Loss on contract termination																		$ 115,000
Thomas W. Knaup | Common Stock
Related Party Transaction [Line Items]
Shares issued for services (in shares) | shares																		224,758
Shares issued, price (in dollars per share) | $ / shares																		$ 4.04
Doucet Capital LLC, Doucet Asset Management LLC, Christopher L. Doucet and Suzette A. Doucet
Related Party Transaction [Line Items]
Noncontrolling ownership percentage																										5.00%
Christopher L. Doucet and Suzette A. Doucet | Convertible Notes Payable | Convertible note issued in 2015
Related Party Transaction [Line Items]
Principal amount of the debt instrument																	250,000
Extinguishment of Debt, Amount														$ 250,000
Doucet Asset Management LLC | Convertible Notes Payable | Convertible note issued in 2015
Related Party Transaction [Line Items]
Placement fees to be paid upon subscription of notes, as per the agreement																	$ 151,000
Cantaone Asset Management LLC and Cantone Research Inc.
Related Party Transaction [Line Items]
Ownership percentage															5.00%				10.00%
Riverchase Village Facility | Wholly Owned Subsidiary
Related Party Transaction [Line Items]
Percentage of monthly gross revenues of facility																			5.00%
Riverchase Village Facility | Purchase Agreement
Related Party Transaction [Line Items]
Capacity of assisted living facility (in numbers of bed) | bed													105
Recognized assets acquired and liabilities assumed													$ 5,000,000
Riverchase Village Facility | Purchase Agreement | Christopher Brogdon, the Company's Vice Chairman
Related Party Transaction [Line Items]
Percentage of membership interests assigned to related party												100.00%
Riverchase Village Facility | Purchase Agreement | Hearth and Home of Ohio Inc
Related Party Transaction [Line Items]
Purchase option exercise price												$ 100,000
Riverchase Village ADK LLC | Cantone Asset Management LLC
Related Party Transaction [Line Items]
Principal amount of note receivable							177,323
Riverchase Village ADK LLC | Cantone Asset Management LLC | Senior debt Bonds, net of discount
Related Party Transaction [Line Items]
Repayments of debt							$ 85,000
Riverchase Village ADK LLC | Discontinued Operations, Held-for-sale or Disposed of by Sale | Omega
Related Party Transaction [Line Items]
Aggregate purchase price		$ 6,900,000
Repayment of debt		$ 200,000
Subsequent Event | Park City Capital Offshore Master, Ltd | Convertible Notes Payable | Convertible note issued in 2015
Related Party Transaction [Line Items]
Principal amount of the debt instrument														1,000,000
Subsequent Event | Doucet Capital LLC, Doucet Asset Management LLC, Christopher L. Doucet and Suzette A. Doucet
Related Party Transaction [Line Items]
Noncontrolling ownership percentage																					5.00%
Subsequent Event | Christopher L. Doucet and Suzette A. Doucet | Convertible Notes Payable | Convertible note issued in 2015
Related Party Transaction [Line Items]
Extinguishment of Debt, Amount														$ 250,000